Share Based Payment Arrangements - Summary of Information about Stock Options Outstanding and Exercisable (Details) - Stock Options - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	1,302	2,061	2,982
Weighted average remaining contractual life (in years)	2 years 6 months
Number of options, Options exercisable	1,273	1,705
Exercise Price 18.83
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	128
Weighted average remaining contractual life (in years)	7 months 6 days
Number of options, Options exercisable	128
Exercise Price 26.82
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	164
Weighted average remaining contractual life (in years)	1 year 1 month 6 days
Number of options, Options exercisable	164
Exercise Price 23.70
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	325
Weighted average remaining contractual life (in years)	2 years 1 month 6 days
Number of options, Options exercisable	325
Exercise Price 30.71
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	607
Weighted average remaining contractual life (in years)	3 years 2 months 12 days
Number of options, Options exercisable	607
Exercise Price 40.41
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	78
Weighted average remaining contractual life (in years)	4 years 7 months 6 days
Number of options, Options exercisable	49